Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of CODM Reviekws the Below Key Metric Included In Net Income or Loss	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss for the three and six months ended June 30, 2026 and for the period from June 30, 2025 (Inception) through June 30, 2025.
	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Operating expenses	$36,428,181	$36,872,218	$26,071